CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,210	$ 9,045	$ 12,514
Income and expense items not involving cash flows:
Depreciation	1,519	1,254	1,032
Stock-based compensation	1,731	1,169	992
Amortization of acquired intangible assets	782	796	366
Impairment of goodwill	939
Impairment of acquired intangible assets	55
Severance pay, net	373	334	(41)
Gain on marketable securities	(94)	(59)	(2)
Other	11	8	22
Changes in operating assets and liabilities:
Trade receivables	(9,123)	2,155	(8,585)
Deferred taxes	1,310	940	(1,220)
Other receivables	(443)	(669)	(1,021)
Accounts payable and accrued expenses	1,034	955	2,839
Deferred revenues	1,623	441	650
Net cash provided by operating activities	11,927	16,369	7,546
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,018)	(1,517)	(2,057)
Acquisition of intangible assets and goodwill			(5,679)
Decrease (Increase) in deposits, net	(11,969)	681	(3,492)
Investments in marketable securities	(8,298)	(8,451)	(2,425)
Proceeds from sales of marketable securities	5,286	2,003	1,095
Net cash used in investing activities	(16,999)	(7,284)	(12,558)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(7,481)
Employee options exercised	1,487	1,070	3,179
Net cash provided by (used in) financing activities	(5,994)	1,070	3,179
Increase (decrease) in cash and cash equivalents	(11,066)	10,155	(1,833)
Cash and cash equivalents at beginning of year	25,749	15,594	17,427
Cash and cash equivalents at end of year	14,683	25,749	15,594
Supplemental cash flow information:
Cash paid for taxes	713	133	156
Cash paid for interest	$ 4	$ 4	$ 7